Supplement to the
Fidelity® Cash
Management Funds:
Treasury Fund, Prime Fund, and Tax-Exempt Fund - Daily
Money Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 9.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

DMFI-04-01 February 3, 2004
1.480141.109

Supplement to the
Fidelity® Cash
Management Funds:
Treasury Fund, Prime Fund, and Tax-Exempt Fund - Capital
Reserves Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 9.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

DMFR-04-01 February 3, 2004
1.480142.110

Supplement to the
Fidelity Tax-Free Money Market Fund
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

TFM-04-01 February 3, 2004
1.761611.104